Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases
Note 16 - Leases
We have various operating leases, principally for office space, storage facilities and operating equipment, which expire at various dates. In 2018, we deemed two of our leases as onerous leases as a result of change in our operating strategy, one of which expired during the year ended December 31, 2021 (our Beverwijk office lease) and one of which expired on March 1, 2022 (our Houston office lease). Upon adoption of the leasing standard, for these operating leases, we offset the right-of-use asset of the lease by the existing carrying amount of the onerous lease liability previously recorded on the date of adoption.
Supplemental balance sheet information related to leases is as follows:

	As of December 31,
(In $ millions)	2021	2020
Operating leases right-of-use assets	1.5	1.6
Current operating lease liabilities	0.7	3.1
Non-current operating lease liabilities	1.3	2.9
The current portion of the right-of-use asset of $0.2 million is recognized within "Other current assets" (see Note 13 - Other Current Assets) and the non-current portion of the right-of-use asset of $1.3 million is recognized within "Other non-current assets" (see Note 17 - Other Non-Current Assets) in the Consolidated Balance Sheets. The current operating lease liabilities are recognized within "Other current liabilities" (see Note 19 - Other Current Liabilities) and the non-current operating lease liabilities are recognized within "Other liabilities" in the Consolidated Balance Sheets. Our weighted average remaining lease term for our operating leases is 7.0 years. Our weighted-average discount rate applied for the majority of our operating leases is 6.4%.

Components of lease expenses are comprised of the following:

	For the Years Ended December 31,
(In $ millions)	2021	2020
Operating lease expense	4.1	6.3
Short-term operating lease expense	—	—
Total operating lease expense	4.1	6.3
Sublease income	2.4	1.8
Our sublease income relates to our Houston Office lease. Of the sublease income recognized during the year ended December 31, 2021, $0.6 million (2020 $0.6 million) was recognized as the amortization against our onerous lease liability and $1.8 million (2020 $1.2 million) derived from subcontracting our Houston office space is recognized in "General and administrative expenses" in our Consolidated Statements of Operations. For the year ended December 31, 2021 and 2020, of the total operating lease expense, $3.0 million and $4.4 million is recognized as "Rig operating and maintenance expenses", respectively and $1.1 million and $1.9 million is recognized as "General and administrative expenses" in the Consolidated Statements of Operations, respectively.

The future minimum leases payments under the Company's non cancellable operating leases as at December 31, 2021 are as follows:

(In $ millions)
2022	0.8
2023	0.3
2024	0.3
2025	0.3
2026	0.3
Thereafter	0.7
Total Minimum Lease Payments	2.7
Less: Imputed interest	(0.7)
Present value of operating liabilities	2.0